2

            Please file this Prospectus Supplement with your records.

                               STRONG INCOME FUNDS
                                 Investor Class

                           STRONG CORPORATE BOND FUND
                          STRONG CORPORATE INCOME FUND
                        STRONG GOVERNMENT SECURITIES FUND
                           STRONG HIGH-YIELD BOND FUND
                           STRONG SHORT-TERM BOND FUND
                     STRONG SHORT-TERM HIGH YIELD BOND FUND
                          STRONG SHORT-TERM INCOME FUND

                               STRONG INCOME FUNDS
                                  Advisor Class

                           STRONG CORPORATE BOND FUND
                        STRONG GOVERNMENT SECURITIES FUND
                           STRONG HIGH-YIELD BOND FUND
                           STRONG SHORT-TERM BOND FUND
                     STRONG SHORT-TERM HIGH YIELD BOND FUND

                               STRONG INCOME FUNDS
                               Institutional Class

                            STRONG ADVISOR BOND FUND
                       STRONG ADVISOR MUNICIPAL BOND FUND
                           STRONG CORPORATE BOND FUND
                        STRONG GOVERNMENT SECURITIES FUND
                           STRONG HIGH-YIELD BOND FUND
                           STRONG SHORT-TERM BOND FUND

               Supplement to the Prospectuses dated March 1, 2004

Strong Advisor Bond Fund
Strong Government Securities Fund
Strong Short-Term Bond Fund
Strong Short-Term Income Fund
Effective immediately, W. Frank Koster and Thomas M. Price are the Portfolio Co-Managers of the Strong Advisor Bond Fund, Jay N. Mueller and Mr. Koster are the Portfolio Co-Managers of the Strong Government Securities Fund, and Mr. Mueller and Mr. Price are the Portfolio Co-Managers of the Strong Short-Term Bond Fund and the Strong Short-Term Income Fund. Mr. Koster's and Mr. Mueller's biographies are found below. Mr. Price's biography can be found on page 20 of the Strong Income Funds - Investor Class prospectus, and page 17 of the Strong Funds Income Funds - Advisor Class and Institutional Class prospectuses.

         W. Frank Koster co-manages the Advisor Bond Fund and the Government Securities Fund. Mr. Koster joined Strong in March 1999, and has co-managed the Funds since April 2004. Since March 2001, Mr. Koster has been a Portfolio Manager for Strong's institutional fixed-income accounts. From December 2000 to March 2001, he was a fixed-income product specialist, and from March 1999 to December 2000, he was a senior vice president of Strong's institutional business group. Mr. Koster received his bachelor's degree in economics from The College of Wooster in 1979.

         Jay N. Mueller, CFA co-manages the Government Securities Fund, Short-Term Bond Fund and the Short-Term Income Fund and has earned the right to use the Chartered Financial Analyst(R) designation. He joined Strong as a Portfolio Manager in September 1991 and became the Director of Fixed Income for Strong in July 2002. He has co-managed the Funds since April 2004. Mr. Mueller received his bachelor's degree in economics from the University of Chicago in 1982.

Strong Corporate Bond Fund
The following paragraph is effective until May 1, 2004, under the section entitled "What are the Funds' principal investment strategies?"

The Corporate Bond Fund invests, under normal conditions, at least 80% of its net assets in intermediate-maturity bonds issued by U.S. companies. Under normal conditions, the Fund invests at least 75% of its net assets in investment-grade debt obligations. To increase the income it pays out, it may also invest up to 25% of its net assets in lower-quality, high-yield bonds (commonly referred to as junk bonds) with positive or improving credit fundamentals. The Fund's average effective maturity will normally be between 7 and 12 years. The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk, for liquidity, or to enhance the Fund's yield) and may utilize an active trading approach

Effective May 1, 2004, the following paragraph replaces the above paragraph and the paragraph in the prospectuses, dated March 1, 2004, under the section entitled "What are the Funds' principal investment strategies?"

The Corporate Bond Fund invests, under normal conditions, at least 80% of its net assets in bonds issued by corporations or similar entities. Under normal conditions, the Fund invests at least 75% of its net assets in investment-grade debt obligations. To increase the income it pays out, it may also invest up to 25% of its net assets in lower-quality, high-yield bonds (commonly referred to as junk bonds). The Fund's average effective maturity will normally be between 7 and 12 years. The Fund may also invest up to 30% of its net assets in foreign securities. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity) and may utilize an active trading approach.

            The date of this Prospectus Supplement is April 21, 2004.